Segment Information	12 Months Ended
Dec. 31, 2025
SEGMENT INFORMATION [Abstract]
Segment Information
4.	SEGMENT INFORMATION
The Sohu Group’s segments are business units that offer different services and are reviewed separately by the CODM in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Company’s Chief Executive Officer. There are two segments in the Sohu Group, consisting of Sohu and Changyou. As most of the Sohu Group’s long-lived assets are located in, and substantially all of the revenues of the Sohu Group’s reportable segments are derived from, the Chinese mainland, where the Sohu Group’s services and products are provided to customers, no geographical information is presented.
The following tables present summary information by segment (in thousands):

	Year Ended December 31, 2023
	Sohu	Changyou	Eliminations	Consolidated
Revenues	$116,228	$484,709	$(265)	$600,672
Segment cost of revenues (1)	(78,858)	(66,882)	0	(145,740)

Segment gross profit	37,370	417,827	(265)	454,932
SBC in cost of revenues (2)	(7)	(10)	0	(17)

Gross profit	37,363	417,817	(265)	454,915

Operating expenses:
Product development (1)	(127,038)	(152,911)	263	(279,686)
Sales and marketing (1)	(174,526)	(38,899)	2	(213,423)
General and administrative (1)	(25,045)	(23,380)	0	(48,425)
SBC in operating expenses (2)	(89)	(602)	0	(691)

Total operating expenses	(326,698)	(215,792)	265	(542,225)

Operating profit/(loss)	(289,335)	202,025	0	(87,310)

Other income, net				35,746
Interest income				45,222
Exchange difference				692

Loss before income tax expense				(5,650)
Income tax expense				(60,420)

Net loss from continuing operations				(66,070)

Net income from discontinued operations				35,426

Net loss				$(30,644)

Note (1): Total depreciation and amortization expenses of Sohu and Changyou were $18.8 million and $11.4 million, respectively, for the year ended December 31, 2023.
Note (2): “SBC” stands for share-based compensation expense.

	Year Ended December 31, 2024
	Sohu	Changyou	Eliminations	Consolidated
Revenues	$92,229	$506,170	$0	$598,399
Segment cost of revenues (1)	(75,019)	(90,813)	0	(165,832)

Segment gross profit	17,210	415,357	0	432,567
SBC in cost of revenues (2)	(1)	0	0	(1)

Gross profit	17,209	415,357	0	432,566

Operating expenses:
Product development (1)	(128,985)	(126,229)	0	(255,214)
Sales and marketing (1)	(166,140)	(69,662)	0	(235,802)
General and administrative (1)	(27,894)	(23,088)	0	(50,982)
SBC in operating expenses (2)	(72)	103	0	31

Total operating expenses	(323,091)	(218,876)	0	(541,967)

Operating profit/(loss)	(305,882)	196,481	0	(109,401)

Other income, net				22,144
Interest income				38,625
Exchange difference				464

Loss before income tax expense				(48,168)
Income tax expense				(52,070)

Net loss				$(100,238)

Note (1): Total depreciation and amortization expenses of Sohu and Changyou were $17.9 million and $9.6 million, respectively, for the year ended December 31, 2024.
Note (2): “SBC” stands for share-based compensation expense.

	Year Ended December 31, 2025
	Sohu	Changyou	Eliminations	Consolidated
Revenues	$75,413	$508,920	$0	$584,333
Segment cost of revenues (1)	(58,189)	(73,300)	0	(131,489)

Segment gross profit	17,224	435,620	0	452,844

Gross profit	17,224	435,620	0	452,844

Operating expenses:
Product development (1)	(135,978)	(111,529)	0	(247,507)
Sales and marketing (1)	(149,859)	(39,124)	0	(188,983)
General and administrative (1)	(24,999)	(46,706)	0	(71,705)
Goodwill impairment	(36,955)	0	0	(36,955)
SBC in operating expenses (2)	(6)	(1,493)	0	(1,499)

Total operating expenses	(347,797)	(198,852)	0	(546,649)

Operating profit/(loss)	(330,573)	236,768	0	(93,805)

Other income, net				16,550
Interest income				29,137
Exchange difference				(1,405)

Loss before income tax benefit				(49,523)
Income tax benefit				443,609

Net income				$394,086

Note (1): Total depreciation and amortization expenses of Sohu and Changyou were $15.8 million and $9.2 million, respectively, for the year ended December 31, 2025.
Note (2): “SBC” stands for share-based compensation expense.

	As of December 31, 2024

	Sohu	Changyou	Eliminations	Consolidated
Cash and cash equivalents	$113,556	$46,371	$0	$159,927
Accounts receivable, net	26,423	27,339	0	53,762
Fixed assets, net (1)	128,699	124,161	0	252,860
Total assets (2)	$2,985,380	$3,082,800	$(4,333,514)	$1,734,666
Note (1): Total additions to fixed assets of Sohu and Changyou were $0.6 million and $0.7 million, respectively, for the year ended December 31, 2024.
Note (2): The elimination for segment assets mainly consists of elimination of long-term investments in subsidiaries and consolidated VIEs, and elimination of intra-Group loans between Sohu and Changyou.

	As of December 31, 2025

	Sohu	Changyou	Eliminations	Consolidated
Cash and cash equivalents	$92,107	$36,201	$0	$128,308
Accounts receivable, net	20,095	23,240	0	43,335
Fixed assets, net (1)	124,678	121,585	0	246,263
Total assets (2)	$2,885,282	$3,379,631	$(4,628,860)	$1,636,053
Note (1): Total additions to fixed assets of both Sohu and Changyou were
 $0.3 million for the year ended December 31, 2025.
Note (2): The elimination for segment assets mainly consists of elimination of long-term investments in subsidiaries and consolidated VIEs, and elimination of intra-Group loans between Sohu and Changyou.